Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liabilities
Adjustment on adoption of IFRS 9	$ 2,898
Adjustment on initial application of IAS 29	443,223
Translation differences and inflation adjustment	(596)	$ 1,003	$ 569
Property, plant and equipment and Intangibles Assets
Deferred tax liabilities
Balances at January 1	154,520	156,813
Adjustment on initial application of IAS 29	149,032
Adjusted balance at January 1, 2018	303,552
Increase of deferred tax assets for the year	20,184	(5,008)
Translation differences and inflation adjustment	(45,689)
Translation differences		2,715
Balances at December 31	278,047	154,520	156,813
Other liabilities
Deferred tax liabilities
Balances at January 1	79,453	72,208
Adjustment on adoption of IFRS 9	966
Adjusted balance at January 1, 2018	80,419
Increase of deferred tax assets for the year	(23,801)	8,645
Translation differences and inflation adjustment	(26,991)
Translation differences		(1,400)
Balances at December 31	29,627	79,453	72,208
Deferred tax liabilities
Deferred tax liabilities
Balances at January 1	233,973	229,021
Adjustment on adoption of IFRS 9	966
Adjustment on initial application of IAS 29	149,032
Adjusted balance at January 1, 2018	383,971
Increase of deferred tax assets for the year	(3,617)	3,637
Translation differences and inflation adjustment	(72,680)
Translation differences		1,315
Balances at December 31	$ 307,674	$ 233,973	$ 229,021